Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 5,369	$ 773	$ 560	$ 18,950
Other comprehensive income:
Net unrealized gain on cash flow hedges	1,189		1,189
Total comprehensive income	6,558	773	1,749	18,950
Net income attributable to Redeemable non-controlling interests	6,509		2,199
Other comprehensive income attributable to Redeemable non-controlling interests	1,011		1,011
Comprehensive loss attributable to non-redeemable non-controlling interests	(325)	(216)	(824)	(414)
Paid-in-kind preferred dividends	310		310
Comprehensive income attributable to OPAL Fuels		989		19,364
Comprehensive loss attributable to Class A common stockholders	$ (947)		$ (947)